Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
INCOME TAXES

NOTE 7 - INCOME TAXES

Income taxes for the years ended December 31, 2012 and 2011 are summarized as follows:

	2013	2012
Current:
Federal	-	-
State	-	-
Deferred benefit	$(80,135)	$(22,560)
Change in valuation allowance	80,135	22,560
Income tax expense	$-	$-

Components of the deferred tax assets are presented in the table below.  A 100% valuation allowance has been established against the deferred tax assets, as the utilization of the loss carry forward cannot reasonably be assured.

	2013	2012

Net operating loss carry forwards	$173,374	$93,239
Stock-based compensation	86,250	-
Valuation allowance	(259,624)	(93,239)
Net deferred tax assets	$-	$-

As of December 31, 2013, NAC has cumulative net operating loss carryforwards (“NOLs”) amounting to $433,435 which will begin to expire on 2021. The availability of the Company’s NOLs is subject to limitation if there is a 50% or more positive change in the ownership of the Company’s stock.